Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Geographical region
Revenues	€ 6,837	€ 6,691	€ 12,852	€ 11,331
EMEA
Geographical region
Revenues	3,536	3,178	6,066	6,271
Germany
Geographical region
Revenues	1,720	1,465	2,792	3,018
Great Britain
Geographical region
Revenues	434	762	1,189	1,191
United Arab Emirates
Geographical region
Revenues	651		651	2
Other EMEA
Geographical region
Revenues	731	951	1,434	2,060
Asia Pacific
Geographical region
Revenues	1,703	1,466	2,129	1,830
China
Geographical region
Revenues	810	1,186	933	1,386
South Korea
Geographical region
Revenues	731	199	959	270
Other Asia Pacific
Geographical region
Revenues	162	81	237	174
Americas
Geographical region
Revenues	1,598	2,047	4,657	3,230
United States
Geographical region
Revenues	1,585	2,035	4,568	3,211
Other Americas
Geographical region
Revenues	€ 13	€ 12	€ 89	€ 19